Total
VELA Small Cap Fund
VELA SMALL CAP FUND
Investment Objective
The investment objective of the VELA Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 39 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA Small Cap Fund	VELA Small Cap Fund Class A	VELA Small Cap Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA Small Cap Fund		VELA Small Cap Fund Class A	VELA Small Cap Fund Class I
Management fees		0.75%	0.75%
Distribution (12b-1) fees		0.25%	none
Other expenses (administrative fees)	[1],[2]	0.42%	0.42%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses	[3]	1.44%	1.19%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA Small Cap Fund Class A	639	933	1,248	2,138
VELA Small Cap Fund Class I	121	378	654	1,443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover was 43% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Small cap companies are defined by the fund as companies with market capitalizations in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $14.72 million and $10.8 billion as of September 30, 2022. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the company’s stock price is discounting more than the company’s long range earnings potential, or if it identifies a stock that it believes offers a better investment opportunity.

The fund may buy and sell (write) put options or covered call options to gain or hedge exposure to certain types of securities and generate additional income.

Principal Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Small Cap Company Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Derivatives Risk. Derivatives, including options, futures contracts, and forward contracts, may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the fund’s original investment. Derivatives expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the fund to risks of mispricing or improper valuation. Certain of the fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the fund’s after-tax returns.

Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Class I Annual Total Returns – Year Ended 12/31

During the period shown on the bar chart, the fund’s highest total return for a quarter was 22.48% (quarter ended March 31, 2021) and the fund’s lowest total return for a quarter was -11.02% (quarter ended June 30, 2022).

Average Annual Total Return as of 12/31/22

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - VELA Small Cap Fund		Label	1 Year	Since Inception	Inception Date
VELA Small Cap Fund Class I		Return Before Taxes	(5.52%)	22.99%	Sep. 30, 2020
VELA Small Cap Fund Class I | After Taxes on Distributions			(5.68%)	22.76%
VELA Small Cap Fund Class I | After Taxes on Distributions and Sales			(3.16%)	18.02%
VELA Small Cap Fund Class A		Return Before Taxes	(10.48%)	19.89%	Sep. 30, 2020
Russell 2000 Index	[1]		(20.44%)	8.44%
S&P SmallCap 600 Index			(16.10%)	16.01%
[1]	In prior prospectuses, the Small Cap Fund compared its performance only against the S&P SmallCap 600 Index. The Fund’s Adviser believes the Russell 2000 Index is a more appropriate and accurate index against which to compare the Small Cap Fund’s investment strategy and, therefore, the Russell 2000 Index will replace the S&P SmallCap 600 Index as the Small Cap Fund’s primary benchmark in future comparisons.

The Russell 2000 Index is an unmanaged market capitalization weighted index measuring performance of the smallest 2,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

The S&P SmallCap 600 Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

VELA Large Cap Plus Fund
VELA LARGE CAP PLUS FUND
Investment Objective
The investment objective of the VELA Large Cap Plus Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 39 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA Large Cap Plus Fund	VELA Large Cap Plus Fund Class A	VELA Large Cap Plus Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA Large Cap Plus Fund		VELA Large Cap Plus Fund Class A	VELA Large Cap Plus Fund Class I
Management fees		0.75%	0.75%
Distribution (12b-1) fees		0.25%	none
Administrative fees	[1],[2]	0.42%	0.42%
Interest charges and dividend expense	[3]	0.64%	0.64%
Other expenses (administrative fees)		1.06%	1.06%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[4]	2.07%	1.82%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses
(with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	Interest charges and dividend expense have been restated to reflect current interest charges and dividend expense.
[4]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA Large Cap Plus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA Large Cap Plus Fund Class A	700	1,116	1,558	2,780
VELA Large Cap Plus Fund Class I	185	573	985	2,137

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover was 66% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in long and short positions in U.S. equity securities with large market capitalizations. The fund will: (i) invest its assets in U.S. equity securities of companies with market capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are undervalued and (ii) sell short U.S. equity securities with market capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are overvalued or have worse prospects than other investment opportunities. Equity securities consist of common and preferred stocks. The capitalization range of the Russell 1000 Index is between $271 million and $2.2 trillion as of September 30, 2022. The size of the companies included in the Russell 1000 Index will change with market conditions. In addition, the fund may, under certain circumstances, invest in securities of small and mid capitalization companies. Under normal market conditions, the fund intends to maintain its net exposure in the range of 80% - 100% (long market value minus short market value). However, the long and short positions held by the fund will vary in size as market opportunities change. The fund’s long positions and their equivalents will generally range between 100% and 140% of the value of the fund’s net assets. The fund’s short positions will generally range between 0% and 40% of the value of the fund’s net assets.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. Additionally, the fund may sell a security short if the fund managers expect the security to underperform a relevant benchmark and/or long positions in the portfolio. The fund may also sell securities of exchange traded funds (“ETFs”) short to hedge its exposure to specific market sectors or if it believes a specific sector or asset will decline in value. Using short sale proceeds to invest in a long position with a higher expected return increases the fund’s long exposure and can result in a positive net return even if the security sold short increases in price as long as the long position outperforms the short position inclusive of all fees and dividends associated with the short sale. Conversely, using short sale proceeds to increase the fund’s long exposure can result in greater losses to the fund if both positions decrease in value or if losses in the long position exceed any gains on the short position. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale), if the company’s stock price is discounting more than the company’s long range earnings potential (or discounting less than the company’s long range economic value in the case of a short sale), or, if it identifies a stock that it believes offers a better investment opportunity.

The fund may also invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The fund may buy and sell (write) put options or covered call options to gain or hedge exposure to certain types of securities and generate additional income.

Principal Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings, or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Short Sale Risk. The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. When the fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the fund may maintain certain levels of cash or liquid assets, and the need to maintain such cash or liquid assets could affect the fund’s ability to pursue other opportunities if they arise. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Long/Short Strategy Risk. In situations where the fund takes a long position (i.e., owns a stock outright), the fund will lose money if the price of the stock declines. In situations where the fund takes a short position, the fund will lose money if the price of the stock increases. It is possible that the fund’s long and short positions will not perform as expected and losses on one type of position could more than offset gains on the other or that the fund will lose money on its long and short positions at the same time. To the extent the fund uses the proceeds from short positions to increase the fund’s long positions, the fund could experience greater losses if both positions decrease in value or if losses in the long position exceed any gains on the short position.

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Derivatives Risk. Derivatives, including options, futures contracts, and forward contracts, may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the fund’s original investment. Derivatives expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the fund to risks of mispricing or improper valuation. Certain of the fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the fund’s after-tax returns.

Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Class I Annual Total Returns – Year Ended 12/31

During the period shown on the bar chart, the fund’s highest total return for a quarter was 12.84% (quarter ended March 31, 2021) and the fund’s lowest total return for a quarter was -9.83% (quarter ended June 30, 2022).

Average Annual Total Return as of 12/31/22

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - VELA Large Cap Plus Fund		Label	1 Year	Since Inception	Inception Date
VELA Large Cap Plus Fund Class I		Return Before Taxes	(7.46%)	14.99%	Sep. 30, 2020
VELA Large Cap Plus Fund Class I | After Taxes on Distributions			(7.85%)	14.70%
VELA Large Cap Plus Fund Class I | After Taxes on Distributions and Sales			(4.14%)	11.64%
VELA Large Cap Plus Fund Class A		Return Before Taxes	(12.28%)	12.11%	Sep. 30, 2020
Russell 1000 Index [Member]	[1]		(19.13%)	6.92%
S P 500 Index [Member]			(18.11%)	7.71%
[1]	In prior prospectuses, the Large Cap Plus Fund compared its performance only against the S&P 500 Index. The Fund’s Adviser believes the Russell 1000 Index is a more appropriate and accurate index against which to compare the Large Cap Plus Fund’s investment strategies and, therefore, the Russell 1000 Index will replace the S&P 500 Index as the Large Cap Plus Fund’s primary benchmark in future comparisons.

The Russell 1000 Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

The S&P 500 Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the fund’s portfolio.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

VELA International Fund
VELA INTERNATIONAL FUND
Investment Objective
The investment objective of the VELA International Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 39 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA International Fund	VELA International Fund Class A	VELA International Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA International Fund		VELA International Fund Class A	VELA International Fund Class I
Management fees		0.75%	0.75%
Distribution (12b-1) fees		0.25%	none
Other expenses (administrative fees)	[1],[2]	0.42%	0.42%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses	[3]	1.44%	1.19%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses
(with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA International Fund Class A	639	933	1,248	2,138
VELA International Fund Class I	121	378	654	1,443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover was 23% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets primarily in non-U.S. equity securities of companies of any size (including small capitalization, mid capitalization and large capitalization companies) that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. The fund intends to diversify its investments across different countries and regions. The fund may invest up to 30% of its total assets in securities of companies located in emerging market countries. Emerging market countries include those generally recognized to be an emerging market country by the international financial community; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc., or other index or data provider.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of confidence.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the company’s stock price is discounting more than the company’s long range earnings potential, or if it identifies a stock that it believes offers a better investment opportunity.

Principal Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Non-U.S. Securities Risk. The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, regulatory risk, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. In addition, the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Emerging Markets Risk. Many of the risks with respect to non-U.S. investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Illiquid Securities Risk. The fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the fund and without significantly changing the value of the investment. The price the fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

Foreign Tax Risk. The fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. A fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Performance

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.velafunds.com or by calling 1-833-399-1001.

Class I Annual Total Returns – Year Ended 12/31

During the period shown on the bar chart, the fund’s highest total return for a quarter was 18.81% (quarter ended December 31, 2022) and the fund’s lowest total return for a quarter was -11.15% (quarter ended September 30, 2022).

Average Annual Total Return as of 12/31/22

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - VELA International Fund	Label	1 Year	Since Inception	Inception Date
VELA International Fund Class I	Return Before Taxes	(6.87%)	6.91%	Sep. 30, 2020
VELA International Fund Class I | After Taxes on Distributions		(6.98%)	6.84%
VELA International Fund Class I | After Taxes on Distributions and Sales		(3.56%)	5.51%
VELA International Fund Class A	Return Before Taxes	(11.71%)	4.16%	Sep. 30, 2020
M S C I Worldex U S A Index [Member]		(14.29%)	5.09%

The MSCI World ex USA Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

VELA Income Opportunities Fund
VELA INCOME OPPORTUNITIES FUND
Investment Objective
The primary investment objective of the VELA Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 39 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA Income Opportunities Fund	VELA Income Opportunities Fund Class A	VELA Income Opportunities Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA Income Opportunities Fund		VELA Income Opportunities Fund Class A	VELA Income Opportunities Fund Class I
Management fees		0.50%	0.50%
Distribution (12b-1) fees		0.25%	none
Other expenses (administrative fees)	[1],[2]	0.42%	0.42%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[3]	1.18%	0.93%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	The fund’s “Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA Income Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA Income Opportunities Fund Class A	614	856	1,117	1,860
VELA Income Opportunities Fund Class I	95	296	515	1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover was 7% of the average value of its portfolio.

Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in income producing securities. The fund may invest in common equities of large, mid and small capitalization companies (both domestic and foreign, including American Depository Receipts (“ADRs”)), real estate investment trusts (“REITs”), preferred equity securities, convertible securities, and master limited partnerships (“MLPs”). The fund will limit its investments in MLPs to less than 25% of net assets. The fund may also invest in corporate debt securities, including bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. The fund’s investments in corporate debt securities may include investments in below investment grade securities, including those referred to as “high yield securities” or “junk bonds” (or the unrated equivalent) at the time of purchase.

The Adviser may use options, such as puts or calls on individual securities, as well as options on securities indices and exchange-traded funds, to enhance returns, generate income, to reduce portfolio volatility, or to reduce downside risk when the Adviser believes it to be prudent. To enhance income, the Adviser may sell call options on stocks held in the portfolio (covered call writing). In exchange for the option premium received, the fund will give up potential upside in the underlying stock. The Adviser may write put options on stocks that it has deemed to be attractive purchases at lower price levels. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, if the company’s stock price is discounting more than the company’s long range earnings potential, or if it identifies a stock that it believes offers a better investment opportunity.

Principal Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, military conflicts, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate-change and climate related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Non-U.S. Securities Risk. The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, regulatory risk, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. In addition, the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Foreign Tax Risk. The fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. The fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

Derivatives Risk. Derivatives, such as options, may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the fund’s original investment. Derivatives expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the fund to risks of mispricing or improper valuation. Certain of the fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the fund’s after-tax returns.

Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

Fixed Income Risk. The fund may, from time to time, invest in fixed income securities. When the fund invests in fixed income securities, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the fund, possibly causing the fund’s share price and total return to be reduced and fluctuate more than other types of investments.

High Yield Securities Risk. The fund may purchase fixed income securities rated below the investment grade category, also known as high yield securities or “junk bonds”. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

MLP and MLP-Related Securities.  Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the fund.

MLP Tax Risk.  MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the fund and lower income, as compared to an MLP that is not taxed as a corporation.

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the US dollar, movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. While most preferred stocks pay a dividend, the fund may buy preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Real Estate and REIT Risk. The fund’s investments in REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund.

New Fund Risk. The fund is newly organized and has little or no operating history. While the Adviser has experience in investment-related activities, the Adviser has limited experience managing registered investment companies.

Performance

Performance information for the fund has been omitted because the fund had not completed a full calendar year of operations. Once the fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s return based on net assets and comparing the variability of the fund’s return to a broad measure of market performance.